UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2010 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests-100.1%
	Consumer Discretionary - 26.0%
1,520	Apollo Group, Inc., Class A*	$92,097
2,340	Bed Bath & Beyond, Inc.*	90,558
4,400	Comcast Corp., Class A	69,652
3,370	DIRECTV, Class A*	102,280
2,587	Discovery Communications, Inc., Class A*	76,730
1,578	Dollar Tree, Inc.*	78,143
3,641	Expedia, Inc.*	77,954
2,030	Garmin Ltd.	65,589
1,760	Netflix, Inc.*	109,560
2,420	O’Reilly Automotive, Inc.*	91,476
534	Priceline.com, Inc.*	104,317
2,140	Ross Stores, Inc.	98,290
2,690	Urban Outfitters, Inc.*	84,923
		1,141,569
	Consumer Staples - 2.2%
2,540	Hansen Natural Corp.*	97,663

	Financials - 5.6%
1,316	Arch Capital Group Ltd.*	94,147
5,213	Hudson City Bancorp, Inc.	69,176
1,647	T. Rowe Price Group, Inc.	81,724
		245,047
	Health Care - 21.7%
1,720	Biogen Idec, Inc.*	92,433
1,300	Celgene Corp.*	73,814
1,180	Express Scripts, Inc.*	98,955
2,110	Gilead Sciences, Inc.*	101,850
2,253	Life Technologies Corp.*	111,997
4,924	Mylan, Inc.*	89,764
2,407	Perrigo Co.	106,582
3,256	QIAGEN NV (Netherlands)*	70,850
1,563	Teva Pharmaceutical Industries Ltd. ADR (Israel)	88,653
4,300	Warner Chilcott PLC, Class A (Ireland)*	117,519
		952,417
	Industrials - 1.7%
1,455	Bucyrus International, Inc.	76,213

	Information Technology - 38.5%
2,900	AsiaInfo Holdings, Inc.*	69,310
2,830	ASML Holding NV (Netherlands)	88,437
1,900	BMC Software, Inc.*	73,416
2,874	Check Point Software Technologies Ltd. (Israel)*	91,910
2,920	Citrix Systems, Inc.*	121,326
2,019	Cognizant Technology Solutions Corp., Class A*	88,150
4,471	eBay, Inc.*	102,922
1,920	Fiserv, Inc.*	86,477
2,400	FLIR Systems, Inc.*	70,992
164	Google, Inc., Class A*	86,825
1,460	Infosys Technologies Ltd. ADR (India)	75,789
4,550	Intel Corp.	88,270
4,356	Marvell Technology Group Ltd. (Bermuda)*	75,925
8,400	Micron Technology, Inc.*	73,248
6,201	Nuance Communications, Inc.*	93,139
4,580	NVIDIA Corp.*	70,486
1,450	Research In Motion Ltd. (Canada)*	91,292
3,630	SanDisk Corp.*	92,275
5,000	Seagate Technology (Cayman Islands)	83,650
2,720	Xilinx, Inc.	64,138
		1,687,977
	Telecommunication Services - 4.4%
1,523	Millicom International Cellular SA (Luxembourg)	108,621
2,630	NII Holdings, Inc.*	86,106
		194,727
	Total Common Stocks and Other Equity Interests (Cost $3,653,047)	4,395,613

	Money Market Fund - 0.0%
304	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $304)	304

	Total Investments (Cost $3,653,351)(a)-100.1%	4,395,917
	Liabilities in excess of other assets-(0.1%)	(6,525)
	Net Assets-100.0%	$4,389,392

ADR	American Depositary Receipt

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,675,412. The net unrealized appreciation was $720,505 which consisted of aggregate gross unrealized appreciation of $817,446 and aggregate gross unrealized depreciation of $96,941.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Consumer Discretionary - 9.7%
4,833	Bridgepoint Education, Inc.*	$70,417
1,462	DeVry, Inc.	89,269
4,225	Grand Canyon Education, Inc.*	84,373
700	ITT Educational Services, Inc.*	67,809
4,108	Lincoln Educational Services Corp.*	85,118
		396,986
	Consumer Staples - 6.6%
6,516	Cresud S.A.C.I.F.y A. ADR (Argentina)	77,866
3,150	Hansen Natural Corp.*	121,118
1,150	Ralcorp Holdings, Inc.*	71,070
		270,054
	Energy - 12.5%
2,775	Atwood Oceanics, Inc.*	93,018
6,808	Cheniere Energy Partners LP	90,410
2,016	CONSOL Energy, Inc.	93,966
2,891	Dresser-Rand Group, Inc.*	85,516
2,575	Linn Energy LLC	67,027
2,866	Pride International, Inc.*	84,834
		514,771
	Financials - 25.8%
4,225	Assured Guaranty Ltd. (Bermuda)	95,738
12,374	BBVA Banco Frances SA ADR (Argentina)	78,575
4,908	CNinsure, Inc. ADR (Cayman Islands)	91,338
5,649	EZCORP, Inc., Class A*	102,586
5,000	First Financial Bancorp	82,000
3,891	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	93,968
742	IntercontinentalExchange, Inc.*	70,846
3,270	Itau Unibanco Holding SA ADR (Brazil)	62,653
10,049	Maiden Holdings Ltd. (Bermuda)	68,233
7,674	MFA Financial, Inc. REIT	56,481
2,383	Prosperity Bancshares, Inc.	96,082
2,966	Validus Holdings Ltd.	78,599
2,083	World Acceptance Corp.*	84,132
		1,061,231
	Health Care - 14.3%
1,775	Inverness Medical Innovations, Inc.*	71,657
1,840	Kinetic Concepts, Inc.*	75,974
3,150	LHC Group, Inc.*	96,988
2,333	Mindray Medical International Ltd. ADR (China)	81,352
5,233	Mylan, Inc.*	95,398
3,791	Par Pharmaceutical Cos., Inc.*	99,779
2,033	Valeant Pharmaceuticals International*	68,044
		589,192
	Industrials - 5.1%
871	American Science & Engineering, Inc.	67,625
3,533	RINO International Corp.*	71,190
6,670	Seaspan Corp. (Hong Kong)	69,101
		207,916
	Information Technology - 20.8%
2,741	AsiaInfo Holdings, Inc.*	65,510
2,591	Cognizant Technology Solutions Corp., Class A*	113,123
4,500	Ebix, Inc.*	65,160
3,491	InterDigital, Inc.*	86,542
2,925	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	101,381
342	MasterCard, Inc., Class A	85,466
2,258	Perfect World Co. Ltd. ADR (Cayman Islands)*	84,201
1,217	Research In Motion Ltd. (Canada)*	76,622
1,492	Shanda Interactive Entertainment Ltd. ADR (China)*	68,945
1,912	VistaPrint NV (Netherlands)*	107,091
		854,041
	Materials - 1.8%
5,108	China Green Agriculture, Inc.*	73,198

	Telecommunication Services - 1.9%
1,325	AboveNet, Inc.*	77,698

	Utilities - 1.7%
2,341	Spectra Energy Partners LP	69,059

	Total Common Stocks and Other Equity Interests (Cost $3,499,909)	4,114,146

	Money Market Fund - 0.0%
989	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $989)	989

	Total Investments (Cost $3,500,898)(a)-100.2%	4,115,135
	Liabilities in excess of other assets-(0.2%)	(9,620)
	Net Assets-100.0%	$4,105,515

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,500,904. The net unrealized appreciation was $614,231 which consisted of aggregate gross unrealized appreciation of $758,161 and aggregate gross unrealized depreciation of $143,930.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

January 31, 2010 (Unaudited)

Principal Amount		Value
	Long-Term Investments-66.8%
	Corporate Bonds - 14.4%
$50,000	AutoZone, Inc. 5.750%, 01/15/15	$54,396
50,000	Bank of Nova Scotia (Canada) 2.250%, 01/22/13	50,511
100,000	Citibank NA, Series 1 1.500%, 07/12/11	101,139
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	100,856
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	81,426
50,000	General Electric Capital Corp., Series A 3.750%, 11/14/14	49,966
30,000	Goldman Sachs Group, Inc. (The) 3.625%, 08/01/12	31,032
10,000	Goldman Sachs Group, Inc. (The) 6.000%, 05/01/14	10,964
70,000	JPMorgan Chase & Co. 4.650%, 06/01/14	73,784
40,000	MetLife, Inc. 6.750%, 06/01/16	45,855
50,000	Morgan Stanley 2.250%, 03/13/12	51,158
50,000	NASDAQ OMX Group, Inc. (The) 4.000%, 01/15/15	49,948
50,000	Prudential Financial, Inc. 2.750%, 01/14/13	50,129
25,000	Southern Co. 4.150%, 05/15/14	26,267
25,000	State Street Corp. 4.300%, 05/30/14	26,220
60,000	TJX Cos., Inc. 4.200%, 08/15/15	63,991
50,000	Wells Fargo & Co. 2.125%, 06/15/12	51,004
		918,646
	United States Government Obligation-52.4%
	United States Treasury Note
145,000	1.375%, 10/15/12	145,600
360,000	0.875%, 02/28/11	362,194
200,000	0.875%, 03/31/11 (b)	201,234
340,000	1.375%, 03/15/12	343,480
385,000	1.375%, 05/15/12	388,369
130,000	1.375%, 01/15/13	130,062
195,000	1.500%, 07/15/12	197,057
700,000	1.875%, 06/15/12	713,836
706,000	4.750%, 03/31/11	742,017
96,000	4.875%, 05/31/11	101,663
		3,325,512
	Total Long-Term Investments (Cost $4,177,807)	$4,244,158
	Short-Term Investments-33.8%
	United States Government Obligation-31.6%
	United States Treasury Note
130,000	4.125%, 08/15/10	132,237
250,000	4.250%, 10/15/10	257,129
183,000	4.250%, 01/15/11	189,913
1,376,000	4.375%, 12/15/10	1,425,236
		2,004,515

Number of Shares
	Money Market Fund - 2.2%
140,263	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	140,263

	Total Short-Term Investments (Cost $2,136,554)	2,144,778

	Total Investments (Cost $6,314,361)(a)-100.6%	6,388,936
	Liabilities in excess of other assets(c)-(0.6%)	(39,251)
	Net Assets-100.0%	$6,349,685

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $6,316,505. The net unrealized appreciation was $72,431 which consisted of aggregate gross unrealized appreciation of $74,575 and aggregate gross unrealized depreciation of $2,144.

(b) All or portion of security segregated as collateral for financial futures contracts.

(c) Includes net unrealized appreciation on financial futures contracts as follows:

Open Futures Contracts as of January 31, 2010

	Number
	of			Unrealized
Contract	Contracts	Expiration Date/Commitment	Value	Appreciation
U.S. Treasury 2 Year Notes	7	March-2010/Long	$1,525,672	$6,704
U.S. Treasury 5 Year Notes	3	March-2010/Short	(349,383)	532
			$1,176,289	$7,236

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

January 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.0%
1,234	Comcast Corp., Class A	$19,534
12,335	Ford Motor Co.*	133,711
4,754	Gap, Inc. (The)	90,706
3,851	Home Depot, Inc. (The)	107,867
383	Target Corp.	19,637
1,996	Time Warner, Inc.	54,790
		426,245
	Consumer Staples - 1.1%
472	Archer-Daniels-Midland Co.	14,136
619	Walgreen Co.	22,315
		36,451
	Energy - 16.0%
760	Chevron Corp.	54,811
4,276	Exxon Mobil Corp.	275,503
1,740	National Oilwell Varco, Inc.	71,166
1,558	Occidental Petroleum Corp.	122,054
		523,534
	Financials - 18.0%
1,225	Aflac, Inc.	59,327
4,785	American Express Co.	180,203
66	Capital One Financial Corp.	2,433
928	Chubb Corp. (The)	46,400
998	Goldman Sachs Group, Inc. (The)	148,422
1,150	Morgan Stanley	30,797
1,284	Prudential Financial, Inc.	64,187
936	Travelers Cos., Inc. (The)	47,427
364	Wells Fargo & Co.	10,349
		589,545
	Health Care - 18.3%
170	Abbott Laboratories	9,000
2,080	Amgen, Inc.*	121,638
4,188	Eli Lilly & Co.	147,417
515	Johnson & Johnson	32,373
1,309	Merck & Co., Inc.	49,978
3,441	Pfizer, Inc.	64,209
4,578	UnitedHealth Group, Inc.	151,074
408	WellPoint, Inc.*	25,998
		601,687
	Industrials - 2.9%
2,553	General Electric Co.	41,052
1,018	Raytheon Co.	53,374
		94,426
	Information Technology - 26.1%
258	AOL, Inc.*	6,184
35	Apple, Inc.*	6,724
822	Corning, Inc.	14,862
8,541	Dell, Inc.*	110,179
1,242	EMC Corp.*	20,704
2,225	Hewlett-Packard Co.	104,731
1,218	Intel Corp.	23,629
1,802	International Business Machines Corp.	220,547
4,353	Microsoft Corp.	122,667
3,705	Symantec Corp.*	62,800
7,292	Texas Instruments, Inc.	164,070
		857,097
	Materials - 0.6%
302	Freeport-McMoRan Copper & Gold, Inc.	20,140

	Telecommunication Services - 4.0%
5,149	AT&T, Inc.	130,579

	Total Investments (Cost $3,210,043)(a)-100.0%	3,279,704
	Other assets less liabilities-0.0%	1,221
	Net Assets-100.0%	$3,280,925

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,248,236. The net unrealized appreciation was $31,468 which consisted of aggregate gross unrealized appreciation of $215,564 and aggregate gross unrealized depreciation of $184,096.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

January 31, 2010 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests - 99.9%
	Apartments - 11.8%
2,780	AvalonBay Communities, Inc.	$212,976
21,329	Equity Residential	683,594
2,234	Essex Property Trust, Inc.	178,027
2,180	Mid-America Apartment Communities, Inc.	102,286
3,710	Post Properties, Inc.	66,224
		1,243,107
	Diversified - 11.4%
5,280	Colonial Properties Trust	58,133
5,816	Digital Realty Trust, Inc.	279,168
3,430	DuPont Fabros Technology, Inc.	57,007
8,614	Liberty Property Trust	261,866
8,320	Vornado Realty Trust	538,137
		1,194,311
	Forestry - 3.3%
7,998	Plum Creek Timber Co., Inc.	289,288
1,936	Potlatch Corp.	59,435
		348,723
	Health Care - 16.1%
2,700	Cogdell Spencer, Inc.	17,442
8,904	HCP, Inc.	252,428
8,480	Health Care REIT, Inc.	364,640
4,000	Healthcare Realty Trust, Inc.	83,880
7,528	Nationwide Health Properties, Inc.	248,123
5,970	OMEGA Healthcare Investors, Inc.	111,699
8,560	Senior Housing Properties Trust	178,476
10,420	Ventas, Inc.	439,724
		1,696,412
	Hotels - 5.0%
9,110	Hospitality Properties Trust	201,513
21,639	Host Hotels & Resorts, Inc.*	229,374
4,760	LaSalle Hotel Properties	95,914
		526,801
	Manufactured Homes - 1.3%
2,366	Equity Lifestyle Properties, Inc.	114,325
1,456	Sun Communities, Inc.	26,368
		140,693
	Office Property - 16.4%
3,312	Alexandria Real Estate Equities, Inc.	197,826
7,280	BioMed Realty Trust, Inc.	106,070
10,404	Boston Properties, Inc.	674,907
4,438	Corporate Office Properties Trust	158,392
5,292	Highwoods Properties, Inc.	159,871
16,479	HRPT Properties Trust	109,915
3,110	Kilroy Realty Corp.	89,848
5,850	Mack-Cali Realty Corp.	190,827
1,530	Parkway Properties, Inc.	31,870
		1,719,526
	Paper & Related Products - 1.5%
3,816	Rayonier, Inc.	160,043

	Regional Malls - 12.9%
10,604	CBL & Associates Properties, Inc.	106,040
17,339	Simon Property Group, Inc.	1,248,408
		1,354,448
	Shopping Centers - 7.2%
3,070	Acadia Realty Trust	48,905
3,180	Equity One, Inc.	53,265
4,716	Federal Realty Investment Trust	303,616
13,790	Kimco Realty Corp.	174,030
2,348	Ramco-Gershenson Properties Trust	22,353
940	Saul Centers, Inc.	33,501
3,110	Tanger Factory Outlet Centers, Inc.	119,113
		754,783
	Single Tenant - 2.2%
714	Agree Realty Corp.	13,987
7,610	Realty Income Corp.	212,547
		226,534
	Storage - 8.8%
6,640	Extra Space Storage, Inc.	75,364
9,900	Public Storage	783,882
2,060	Sovran Self Storage, Inc.	69,834
		929,080
	Warehouse/Industrial - 2.0%
16,381	ProLogis	206,401

	Total Investments (Cost $9,669,490)(a)-99.9%	10,500,862
	Other assets less liabilities-0.1%	10,107
	Net Assets-100.0%	$10,510,969

REIT	Real Estate Investment Trust

* Non-income producing security.

(a) At January 31, 2010, the aggregate cost of investments for Federal income tax purposes was $9,702,142. The net unrealized appreciation was $798,720 which consisted of aggregate gross unrealized appreciation of $881,764 and aggregate gross unrealized depreciation of $83,044.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active AlphaQ Fund
Equity Securities	$4,395,613	$—	$—	$4,395,613
Money Market Fund	304	—	—	304
Total	4,395,917	—	—	4,395,917

PowerShares Active Alpha Multi-Cap Fund
Equity Securities	4,114,146	—	—	4,114,146
Money Market Fund	989	—	—	989
Total	4,115,135	—	—	4,115,135

PowerShares Active Low Duration Fund
Corporate Debt Securities	—	918,646	—	918,646
U.S. Treasury Securities	—	5,330,027	—	5,330,027
Money Market Fund	140,263	—	—	140,263
Other Investments *	7,236	—	—	7,236
Total	147,499	6,248,673	—	6,396,172

PowerShares Active Mega Cap Fund
Equity Securities	3,279,704	—	—	3,279,704

PowerShares U.S. Real Estate Fund
Equity Securities	10,500,862	—	—	10,500,862

* Other Investments include futures which are included at unrealized appreciation.

Derivative Investments

The Fund has implemented required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
PowerShares Active Low Duration Fund
Interest rate risk
Futures contracts (a)	$7,236	$—

(a)   Includes cumulative appreciation of futures contracts.

Effect of Derivative Instruments for the three months ended January 31, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures
PowerShares Active Low Duration Fund*
Realized Gain
Interest rate risk	$11,771
Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(621)
Total	$11,150

* The average value of outstanding futures during the period was $1,871,508.

Item 2.           Controls and Procedures.

(a)   The Registrant’s President and Treasurer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)   There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and chief Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 19, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 19, 2010